Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Investments

As of December 31, 2016 and 2017, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2016	2017	2016	2017
			US$	US$
Cost method:
Cashido Corp. (Cashido)	2.1%	2.1%	91	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	29	—

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